Loans (Activity In ALLL By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 5,237	$ 6,110	$ 9,758
Addition to (reduction in) provision for loan losses	496	1,129	3,375
Charge-offs	(252)	(2,591)	(7,498)
Recoveries	248	589	472
Reclass of ALLL on loan related commitments			3	[1]
Ending balance	5,729	5,237	6,110
Commercial Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,311	2,281	1,879
Addition to (reduction in) provision for loan losses	407	(1,251)	1,481
Charge-offs		(99)	(1,296)
Recoveries	41	380	214
Reclass of ALLL on loan related commitments			3	[1]
Ending balance	1,759	1,311	2,281
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			74
Addition to (reduction in) provision for loan losses	119		(74)
Ending balance	119
Real Estate [Member] | Commercial Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,946	1,863	4,719
Addition to (reduction in) provision for loan losses	319	1,412	(406)
Charge-offs	(6)	(1,467)	(2,652)
Recoveries	66	138	202
Ending balance	2,325	1,946	1,863
Real Estate [Member] | Single-family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	332	207	241
Addition to (reduction in) provision for loan losses	(51)	180	83
Charge-offs	(164)	(64)	(124)
Recoveries	3	9	7
Ending balance	120	332	207
Real Estate [Member] | Multi-family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,396	1,470	2,520
Addition to (reduction in) provision for loan losses	(163)	700	2,108
Charge-offs	(59)	(796)	(3,167)
Recoveries	88	22	9
Ending balance	1,262	1,396	1,470
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance	5
Consumer [Member] | Home equity lines of credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	241	272	303
Addition to (reduction in) provision for loan losses	(114)	78	183
Charge-offs	(17)	(126)	(241)
Recoveries	29	17	27
Ending balance	139	241	272
Consumer [Member] | Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	11	17	22
Addition to (reduction in) provision for loan losses	(21)	10
Charge-offs	(6)	(39)	(18)
Recoveries	21	23	13
Ending balance	$ 5	$ 11	$ 17

[1]	Reclassified from (to) accrued interest payable and other liabilities in the consolidated balance sheet